Mortgage Servicing Rights - Summary of the changes in the balance of MSRs (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period			$ 42,202,394	$ 17,679,198	$ 17,679,198
MSRs received as proceeds from loan sales/Loans sold, servicing retained					39,902,528	11,510,883
Amortization of MSRs		(1,171,000)		(2,584,000)	(3,679,545)	(959,886)
Impairment of MSRs
Balance at end of period					42,202,394	17,679,198
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at beginning of period			42,202,394	17,679,198	17,679,198	7,129,966
Changes in valuation inputs and assumptions	(2,099,000)		(11,649,000)
Balance at end of period	132,907,000		132,907,000		42,202,394	17,679,198
Residential mortgage
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of period		22,835,000	42,202,394	17,679,198	17,679,198	7,129,966
MSRs received as proceeds from loan sales/Loans sold, servicing retained		12,290,000		23,686,000	39,902,528	11,510,883
Amortization of MSRs					(3,679,545)	(959,886)
Amortization of MSRs		(1,171,000)		(2,584,000)
Valuation allowance					(11,699,787)	(1,765)
Impairment of MSRs		(695,000)		(5,522,000)
Balance at end of period		33,259,000		33,259,000	42,202,394	17,679,198
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at the beginning of year			11,699,787	1,765	1,765
Additions					11,698,022	1,765
Reductions
Balance at end of year					11,699,787	1,765
Balance at beginning of period	99,209,000		42,202,394
MSRs received as proceeds from loan sales	31,599,000		79,056,000
Changes in valuation inputs and assumptions	4,279,000		17,797,000
Actual portfolio runoff (payoffs and principal amortization)	(2,180,000)		(6,148,000)
Balance at end of period	$ 132,907,000		$ 132,907,000		$ 42,202,394